DEFERRED TAX BENEFIT	12 Months Ended
Dec. 31, 2011
DEFERRED TAX BENEFIT

8. DEFERRED TAX BENEFIT

At December 31, 2011, we have available federal and state cumulative net operating loss carry forwards of ($38.4 million), which expire at various dates from 2012 through 2031.

The differences between our effective income tax rate and the statutory federal rate for the years ended December 31, 2011 and 2010 relate primarily to losses incurred for which no tax benefit was recognized, due to the uncertainty of realization. The valuation allowance was $16.3 million and $11.4 million at December 31, 2011 and 2010, respectively. Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to significant annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in future years.

A reconciliation of income tax expense that would result from applying the U.S. Federal and State rate of 39% to pre-tax income from continuing operations for the years ended December 31, 2011 and 2010, with federal income tax expense presented in the financial statements is as follows (in thousands):

	2011	2010
Income tax benefit computed at U.S. Federal statutory rate (34%)	$(4,665)	$(2,546)
State income taxes, net of benefit federal taxes	(686)	(374)
Meals & Entertainment	106	39
Stock for services	393	589
Allowance for Doubtful Accounts	2,081	12
Inventory Reserve	89	—
Depreciation	40	(456)
Deferred Loan Costs	(464)	(50)
Research & Development Credit	26	—
Accruals	(7)	(67)
Disposal of Assets	—	3
Less Valuation Allowance	3,087	2,850

Income tax expense	$—	$—

The deferred income tax benefit at December 31, 2011 and 2010 reflects the impact of temporary differences between the amounts of assets and liabilities recorded for financial reporting purposes and such amounts as measured in accordance with tax laws. The items, which comprise a significant portion of deferred tax assets and liabilities, are approximately as follows (in thousands):

	2011	2010
Deferred Tax Assets:
NOL Carryover	$14,990	$11,973
R&D Carryover	171	104
Contribution Carryover	1	1
Allowance for Doubtful Accounts	2,107	26
RP Accruals	48	54
Inventory Reserve	89	—
Deferred Tax Liabilities:
Depreciation	(625)	(689)
Deferred Loan Costs	(515)	(50)
Less Valuation Allowance	(16,266)	(11,419)

Income Tax Expense	$—	$—